GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
GOODWILL AND INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET

NOTE 10: — GOODWILL AND INTANGIBLE ASSETS, NET

a.	Composition and changes:

2023:

			Trade	Customer	Customer
	Goodwill	Technology	Name	relationships	database	Total
Cost:
Balance as of January 1, 2023	$15,628	$7,271	$85	$5,480	$200	$28,664
Purchases	—	—	—	—	—	—
Balance as of December 31, 2023	15,628	7,271	85	5,480	200	28,664
Accumulated amortization and impairment:
Balance as of January 1, 2023	—	1,142	85	2,144	200	3,571
Amortization recognized in the year	—	1,036	—	822	—	1,858
Balance as of December 31, 2023	—	2,178	85	2,966	200	5,429
Amortized cost at December 31, 2023	$15,628	$5,093	$—	$2,514	$—	$23,235

2022:

			Trade	Customer	Customer
	Goodwill	Technology	Name	relationships	database	Total
Cost:
Balance as of January 1, 2022	$8,021	$3,509	$85	$3,508	$200	$15,323
Initially consolidated company	7,607	3,762	—	1,972	—	13,341
Purchases	—	—	—	—	—	—
Balance as of December 31, 2022	15,628	7,271	85	5,480	200	28,664
Accumulated amortization and impairment:
Balance as of January 1, 2022	—	378	85	1,372	171	2,006
Amortization recognized in the year	—	764	—	772	29	1,565
Balance as of December 31, 2022	—	1,142	85	2,144	200	3,571
Amortized cost at December 31, 2022	$15,628	$6,129	$—	$3,336	$—	$25,093

b.

In August 2016, the Company purchased all of WebCargo’s shares. The total deal consideration was $5,293. The goodwill acquired in the amount of $2,298 was allocated to the Company’s Solutions operating segment and is tested since acquisition annually for impairment, on December 31st of each year. No impairment was recorded during the years ended December 31, 2023 and 2022.

c.

In December 2021, the Company acquired the interlining technology and other assets of a major airline group pursuant to a purchase agreement entered into in September 2021. In consideration for the purchase the Company issued 158,327 Series C Preferred shares to the seller at closing, valued at a total amount of $1,368. The seller may also earn up to 316,658 Ordinary shares subject to the Company achieving certain commercial milestones using the acquired interlining platform. The seller agreed to use exclusively the Company’s interlining platform for a period of time and will be entitled to a revenue share participation in connection with the commercialization of the interlining technology acquired by the Company.

d.

In December 2021, the Company acquired all of the membership interests of 7LFreight, a US company engaged in the business of freight rate management SaaS. The goodwill acquired in the amount of $5,723 was allocated to the Company’s Solutions operating segment and is tested since acquisition annually for impairment, on December 31st of each year. No impairment was recorded during the years ended December 31, 2023 and 2022.

NOTE 10: —  GOODWILL AND INTANGIBLE ASSETS, NET  (Cont.)

e.

In February 2022, the Company acquired all of the shares of Clearit Customs Services, Inc., a US company, and the digital customs brokerage business assets from its related Canadian company (the “Clearit Acquisition”). The goodwill acquired in the amount of $7,607 was allocated to the Company’s Solutions operating segment and is tested since acquisition annually for impairment, on December 31st of each year. No impairment was recorded during the year ended December 31, 2023 and the period from acquisition to December 31, 2022.

f.

Amortization expenses of technology assets for the year ended December 31, 2023, 2022 and 2021 in the amounts of $1,036, $764 and nil, respectively, were included as part of the cost of revenue in the consolidated statements of profit or loss. Amortization expenses of customer relationship and customer database for the years ended December 31, 2023, 2022 and 2021 in the amounts of $822, $801 and $353, respectively, were included as part of selling and marketing expenses in the consolidated statements of profit or loss.